UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

5185 Peachtree Parkway, Suite 370 Norcross, GA	30092-6541
(Address of principal executive offices)	(Zip code)

Michael B. Orkin
5185 Peachtree Parkway, Suite 370
Norcross, GA 30092-6541
(Name and address of agent for service)

Registrant's telephone number, including area code:	678-533-7850

Date of fiscal year end:	4/30

Date of reporting period:	7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks – Long — 35.36%
Aerospace & Defense — 3.47%
BWX Technologies, Inc.	9,100	$479,388
General Dynamics Corp.	6,000	1,177,980
Northrop Grumman Corp.	3,900	1,026,207
Raytheon Co.	4,200	721,434
		3,405,009
Apparel, Accessories & Luxury Goods — 0.78%
Coach, Inc.	6,700	315,838
PVH Corp.	3,800	453,302
		769,140
Application Software — 0.52%
Adobe Systems, Inc. *	2,100	307,629
Autodesk, Inc. *	1,800	199,422
		507,051
Asset Management & Custody Banks — 1.18%
Apollo Global Management LLC	100	2,810
Oaktree Capital Group, LLC - Class A	23,900	1,156,760
		1,159,570
Biotechnology — 0.51%
Celgene Corp. *	3,700	501,017

Building Products — 0.59%
Fortune Brands Home & Security, Inc.	100	6,567
Masco Corp.	14,900	568,137
		574,704
Casinos & Gaming — 1.05%
MGM Resorts International	31,200	1,027,416

Construction Machinery & Heavy Trucks — 0.94%
Allison Transmission Holdings, Inc.	7,200	272,160
Caterpillar, Inc.	5,700	649,515
		921,675
Consumer Electronics — 0.26%
Sony Corp.	6,100	250,527

Consumer Finance — 1.57%
Credit Acceptance Corp. *	6,200	1,544,420

Data Processing & Outsourced Services — 0.13%
PayPal Holdings, Inc.	100	5,855
Square, Inc. *	4,700	123,845
		129,700
Diversified Banks — 4.01%
Bank of America Corp.	49,000	1,181,880
Citigroup, Inc.	15,200	1,040,440
HDFC Bank Ltd.	2,100	203,238
JPMorgan Chase & Co.	16,400	1,505,520
		3,931,078
Diversified Support Services — 0.01%
Cintas Corp.	100	13,485

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Fair Value
Environmental & Facilities Services — 1.26%
Republic Services, Inc.	19,200	$1,233,024

Health Care Equipment — 0.24%
Intuitive Surgical, Inc.	250	234,565

Home Entertainment Software — 0.51%
Electronic Arts, Inc. *	4,300	501,982

Home Furnishings — 0.66%
Mohawk Industries, Inc. *	2,600	647,374

Home Improvement Retail — 1.57%
Home Depot, Inc./The	10,300	1,540,880

Homebuilding — 0.00%
D.R. Horton, Inc.	100	3,569

Industrial Conglomerates — 1.25%
Honeywell International, Inc.	9,000	1,225,080

Industrial Machinery — 1.50%
Illinois Tool Works, Inc.	6,900	970,899
Xylem, Inc.	8,900	504,897
		1,475,796
Internet & Direct Marketing Retail — 0.50%
Amazon.com, Inc. *	500	493,890

Internet Software & Services — 1.05%
Etsy, Inc. *	37,500	538,875
IAC/InterActiveCorp *	4,700	491,761
		1,030,636
Investment Banking & Brokerage — 0.40%
Morgan Stanley	8,300	389,270

Managed Health Care — 1.04%
UnitedHealth Group, Inc.	5,300	1,016,593

Pharmaceuticals — 0.52%
Nektar Therapeutics *	23,500	513,005

Publishing — 0.32%
New York Times Co./The - Class A	16,500	313,500

Regional Banks — 1.50%
KeyCorp	81,700	1,473,868

Restaurants — 1.04%
McDonald's Corp.	6,600	1,023,924

Semiconductors — 0.01%
Impinj Inc *	100	4,914

Soft Drinks — 2.63%
Coca-Cola Co./The	34,000	1,558,560
PepsiCo, Inc.	8,800	1,026,168
		2,584,728

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Fair Value
Specialized Consumer Services — 0.00%
Weight Watchers International, Inc. *	100	$3,582

Specialized REITs — 0.75%
Digital Realty Trust, Inc.	6,400	738,176

Specialty Chemicals — 0.32%
Albemarle Corp.	2,600	301,080
Ecolab, Inc.	100	13,167
		314,247
Systems Software — 0.82%
Microsoft Corp.	6,900	501,630
Red Hat, Inc. *	3,100	306,497
		808,127
Technology Distributors — 0.70%
Tech Data Corp. *	6,700	686,080

Technology Hardware, Storage Peripherals — 0.55%
Apple, Inc.	3,600	535,428

Water Utilities — 0.89%
American Water Works Co., Inc.	3,800	308,180
Aqua America, Inc.	17,000	567,460
		875,640
Wireless Telecommunication Services — 0.31%
T-Mobile US, Inc. *	5,000	308,300

Total Common Stocks - Long (Cost $32,470,305)		34,710,970
Exchange-Traded Funds - Long — 6.10%

iShares MSCI Brazil Capped ETF	28,000	1,058,400
Ishares MSCI India ETF	31,100	1,068,596
iShares TIPS Bond ETF	18,100	2,057,246
PowerShares India Portfolio	100	2,472
Vanguard Short-Term Inflation-Protected Securities ETF	26,400	1,303,104
WisdomTree India Earnings Fund	19,000	502,550

Total Exchange-Traded Funds – Long (Cost $5,876,175)		5,992,368

Purchased Put Options — 0.14%	Contracts

Gray Television, Inc., Put @ $12.50, Expiring November 2017	380	19,000
iShares Russell 2000, Put @ $142, Expiring September 2017	159	44,838
Nexstar Media Group, Inc., Put @ $55, Expiring January 2018	110	23,100
Nvidia Corp., Put @ $95, Expiring September 2017	90	900
Powershares QQQ Trust, Put @ $144, Expiring September 2017	133	43,225
Zillow Group, Inc., Put @ $35, Expiring August 2017	516	2,580
Total Purchased Put Options (Cost $460,269)	133,643

Caldwell & Orkin Market Opportunity Fund
Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 23.37%
First American Treasury Obligations Fund - Class Z, 0.87% (a)	22,934,048	$22,934,048

Total Money Market Securities (Cost $22,934,048)	22,934,048

Total Investments – 64.97% (Cost $61,740,797)	63,771,029

Other Assets in Excess of Liabilities – 35.03%	34,380,485

NET ASSETS – 100.00%	$98,151,514

(a)	Rate disclosed is the seven day effective yield as of July 31, 2017.
*	Non-income producing security.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

Caldwell & Orkin Market Opportunity Fund
Schedule of Securities Sold Short
July 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks - Short — (15.86)%
Apparel, Accessories & Luxury Goods — 0.00%
Fossil Group, Inc.	(100)	$(1,125)

Asset Management & Custody Banks — 0.00%
Waddell & Reed Financial, Inc. - Class A	(100)	(2,067)
WisdomTree Investments, Inc.	(100)	(1,044)
		(3,111)
Auto Parts & Equipment — (0.59)%
American Axle & Manufacturing Holdings, Inc. *	(39,300)	(579,282)
Automotive Retail — (0.01)%
CarMax, Inc. *	(100)	(6,625)

Consumer Finance — (1.58)%
Credit Acceptance Corp. *	(6,200)	(1,544,420)
Enova International, Inc. *	(100)	(1,450)
Santander Consumer USA Holdings, Inc. *	(100)	(1,281)
		(1,547,151)
Data Processing & Outsourced Services — (0.84)%
Alliance Data Systems Corp.	(3,400)	(820,862)

Diversified Banks — (0.04)%
Bank of Montreal	(100)	(7,587)
Bank of Nova Scotia/The	(100)	(6,231)
Canadian Imperial Bank of Commerce	(100)	(8,684)
National Bank of Canada	(100)	(4,508)
Royal Bank of Canada	(100)	(7,456)
Toronto-Dominion Bank/The	(100)	(5,154)
Westpac Banking Corp.	(100)	(2,559)
		(42,179)
Education Services — (1.50)%
Adtalem Global Education, Inc.	(17,900)	(581,750)
Bridgepoint Education, Inc. *	(15,400)	(149,534)
Capella Education Co.	(2,600)	(178,620)
Career Education Corp. *	(67,400)	(566,834)
		(1,476,738)
Electrical Components & Equipment — (1.03)%
Acuity Brands, Inc.	(5,000)	(1,013,250)

General Merchandise Stores — (0.51)%
Big Lots, Inc.	(10,100)	(501,667)

Household Appliances — (0.47)%
Whirlpool Corp.	(2,600)	(462,488)

Industrial Machinery — (0.82)%
Snap-on, Inc.	(5,200)	(801,840)

Internet Software & Services — (0.60)%
Endurance International Group Holdings, Inc. *	(21,800)	(201,650)
Zillow Group, Inc. *	(8,600)	(390,698)
		(592,348)

Caldwell & Orkin Market Opportunity Fund
Schedule of Securities Sold Short
July 31, 2017 (Unaudited)

	Shares	Fair Value
Investment Banking & Brokerage — (0.01)%
Piper Jaffray Cos.	(100)	$(6,240)

IT Consulting & Other Services — (1.24)%
Infosys Ltd.	(76,800)	(1,213,440)

Life & Health Insurance — (0.17)%
Primerica, Inc.	(2,100)	(170,205)

Motorcycle Manufacturers — (0.99)%
Harley-Davidson, Inc.	(20,000)	(973,400)

Oil & Gas Drilling — 0.00%
Transocean Ltd. *	(100)	(865)

Packaged Foods & Meats — (0.01)%
Kraft Heinz Co./The	(100)	(8,746)

Pharmaceuticals — (0.01)%
Mallinckrodt PLC *	(100)	(4,580)

Residential REITs — (2.08)%
Apartment Investment & Management Co. - Class A	(23,700)	(1,079,535)
Camden Property Trust	(8,400)	(753,480)
Equity Residential	(3,100)	(210,986)
		(2,044,001)
Restaurants — (1.10)%
DineEquity, Inc.	(2,300)	(94,622)
Restaurant Brands International, Inc.	(16,500)	(983,070)
		(1,077,692)
Specialty Stores — (1.00)%
Signet Jewelers Ltd.	(16,000)	(978,560)

Steel — 0.00%
ArcelorMittal *	(100)	(2,616)

Trading Companies & Distributo — (1.26)%
MSC Industrial Direct Co., Inc. - Class A	(7,100)	(505,591)
W.W. Grainger, Inc.	(4,400)	(733,656)
		(1,239,247)
Total Common Stocks - Short (Proceeds Received $15,403,050)		(15,568,258)

Exchange-Traded Funds - Short — (3.61)%

iShares 20+ Year Treasury Bond ETF	(12,100)	(1,500,884)
iShares 3-7 Year Treasury Bond ETF	(16,500)	(2,044,020)

Total Exchange-Traded Funds - Short (Proceeds Received $3,551,304)	(3,544,904)

Total Securities Sold Short – (19.47)% (Proceeds Received $18,954,354)	$(19,113,162)

*	Non-income producing security.

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

As of July 31, 2017, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$2,884,445
Unrealized depreciation	(6,399,319)
Net unrealized depreciation	(3,514,874)

Aggregate cost of securities for federal income tax purposes	$48,172,741

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
July 31, 2017 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open‐end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long‐term capital growth with a short‐term focus on capital preservation. C&O Funds Advisor, Inc. (the “Adviser”) uses a catalyst‐driven, multi‐dimensional, disciplined investment process focusing on active asset allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low‐risk anomaly. The low‐risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. The Adviser takes the opposite view – we believe that lower risk can result in higher return.

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities, including short‐term investments, are typically valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements
A three‐tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,710,970	$-	$-	$34,710,970
Exchange-Traded Funds	5,992,368	-	-	5,992,368
Purchased Put Options	133,643			133,643
Money Market Funds	22,934,048	-	-	22,934,048
Total	$63,771,029	$-	$-	$63,771,029

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(15,568,258)	$-	$-	$(15,568,258)
Exchange-Traded Funds	(3,544,904)	-	-	(3,544,904)
Total	$(19,113,162)	$-	$-	$(19,113,162)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2017 based on input levels assigned at April 30, 2017.

Use of Derivatives
Purchasing Put and Call Options: The Fund may invest in options on securities and indices, and use such securities either to hedge risk or enhance the long positions in the Fund’s portfolio.

By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists. The buyer of a typical put option can expect to realize a gain if security prices fall. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Securities Transactions and Related Investment Income
The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex‐ dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

Caldwell & Orkin Market Opportunity Fund
Related Notes to Schedule of Investments
July 31, 2017 (Unaudited)

Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s net assets. At July 31, 2017, the Fund had approximately 19% of its net assets in short positions.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Michael B. Orkin
Michael B. Orkin, President and Principal Executive Officer

Date	9/26/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael B. Orkin
Michael B. Orkin, President and Principal Executive Officer

Date	9/26/2017

By	/s/ David R. Bockel, Jr.
David R. Bockel, Jr., Treasurer and Principal Financial Officer

Date	9/26/2017